Total
Class F Prospectus | SIMT Conservative Income Fund
CONSERVATIVE INCOME FUND
Investment Goal
Principal preservation and a high degree of liquidity while providing current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class F Prospectus SIMT Conservative Income Fund Class F
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class F Prospectus | SIMT Conservative Income Fund | Class F | USD ($)	59	186	324	726

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Conservative Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated debt securities that the Fund's sub-adviser (the Sub-Adviser) believes present minimal credit risks to the Fund.

Under normal market conditions, the Fund will primarily invest in short-term US dollar denominated debt securities, including: (i) commercial paper, corporate bonds and asset-based securities of U.S. and foreign issuers; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, US banks or US branches or non-US branches of foreign banks; (iii) short-term obligations issued by state and local governments; (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (v) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations). The Fund may also enter into fully-collateralized repurchase agreements. Although the Fund may invest in securities with any maturity or duration, the Fund generally seeks to maintain a weighted average maturity of 90 days or less.

Under normal circumstances, the Fund will invest at least 25% of its assets in securities issued by companies in the financial services industry, but may invest less than 25% of its assets in this industry as a temporary defensive measure.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Through analysis of both macroeconomic factors and individual company attributes, the Sub-Adviser seeks to invest in securities that are marketable and liquid, offer competitive yields, and are of issuers that represent low credit risk. In selecting securities, the Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.

The Fund is not a money market fund and does not seek to maintain a stable net asset value.

Principal Risks
Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past seven calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.34% (12/31/2023) Worst Quarter: -0.09% (03/31/2022)

Average Annual Total Returns (for the periods ended December 31, 2023)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - Class F Prospectus - SIMT Conservative Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class F	Return Before Taxes	5.12%	1.86%	1.61%	Apr. 22, 2016
After Taxes on Distributions | Class F	Return After Taxes on Distributions	3.00%	1.10%	0.95%
After Taxes on Distributions and Sale of Fund Shares | Class F	Return After Taxes on Distributions and Sale of Fund Shares	3.00%	1.10%	0.95%
ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	5.01%	1.88%	1.61%	Apr. 22, 2016

Although the Fund's performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund is substantially different from an investment in U.S. Treasury bills. Among other things, Treasury bills are backed by the full faith and credit of the U.S. Government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund. Further, an investment in the Fund is expected to be more volatile than an investment in Treasury bills because of the breadth and types of securities and other instruments in which the Fund may invest.